Schedules of Investments (unaudited)
December 31, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 77.9%
Communication Services — 5.0%
Entertainment — 0.6%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	$10,000	$10,004
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	60,000	57,816
Total Entertainment				67,820
Media — 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	150,000	149,698 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	5,000	4,996
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.150%	11/10/26	160,000	163,170
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	80,000	78,339
Discovery Communications LLC., Senior Notes	4.900%	3/11/26	10,000	9,975
Total Media				406,178
Wireless Telecommunication Services — 1.0%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	120,000	119,476

Total Communication Services				593,474
Consumer Discretionary — 12.5%
Automobile Components — 2.1%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	250,000	249,000 (a)
Automobiles — 5.5%
Ford Motor Credit Co. LLC, Senior Notes	4.134%	8/4/25	200,000	198,817
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	192,217
General Motors Co., Senior Notes	6.125%	10/1/25	94,000	94,757
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	60,000	57,625 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	10,000	10,234 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	110,000	103,477 (a)
Total Automobiles				657,127
Hotels, Restaurants & Leisure — 4.9%
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	80,000	83,718
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	100,000	98,974
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	100,000	97,468
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	240,000	238,704 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	10,000	9,932 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	10,000	10,128 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	50,000	49,917 (a)
Total Hotels, Restaurants & Leisure				588,841

Total Consumer Discretionary				1,494,968
Consumer Staples — 0.5%
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	40,000	39,868 (a)
Tobacco — 0.2%
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	20,000	19,251

Total Consumer Staples				59,119
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 11.3%
Oil, Gas & Consumable Fuels — 11.3%
Apache Corp., Senior Notes	7.950%	4/15/26	$20,000	$20,598
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	20,000	20,566 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.674%)	6.125%	3/18/35	10,000	9,851 (b)(c)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	20,000	20,596 (b)(c)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	10,000	10,005 (a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	20,000	18,416
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	60,000	60,892 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	76,018 (a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	10,000	9,675
Devon Energy Corp., Senior Notes	5.850%	12/15/25	30,000	30,212
Devon Energy Corp., Senior Notes	5.250%	10/15/27	30,000	30,040
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	21,090
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	10,000	10,475
Energy Transfer LP, Junior Subordinated Notes (8.000% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 4.020%)	8.000%	5/15/54	30,000	31,519 (c)
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.733%	8/16/77	160,000	159,309 (c)
Enterprise Products Operating LLC, Senior Notes (5.250% to 8/16/27 then 3 mo. Term SOFR + 3.295%)	5.250%	8/16/77	10,000	9,796 (c)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	80,000	76,607 (c)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	130,000	132,659 (a)
EQT Corp., Senior Notes	3.125%	5/15/26	70,000	68,224 (a)
MPLX LP, Senior Notes	1.750%	3/1/26	30,000	28,979
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	20,313
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	60,000	60,276
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	20,000	19,585
Occidental Petroleum Corp., Senior Notes	5.000%	8/1/27	100,000	100,206
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	40,000	41,269
ONEOK Inc., Senior Notes	5.850%	1/15/26	20,000	20,186
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,669 (a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	60,000	59,685 (a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	60,000	59,858
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,509
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	70,000	69,927
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	20,000	19,936

Total Energy				1,346,946
Financials — 23.2%
Banks — 10.6%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	195,997 (c)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	260,000	255,805 (c)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	130,000	123,972 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	210,000	209,014 (c)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	$200,000	$202,194 (c)
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	30,000	28,815 (c)
M&T Bank Corp., Senior Notes (4.833% to 1/16/28 then SOFR + 0.930%)	4.833%	1/16/29	70,000	69,722 (c)
Truist Bank, Senior Notes	4.050%	11/3/25	70,000	69,712
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	30,000	30,500 (c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. Term SOFR + 1.432%)	3.196%	6/17/27	80,000	78,176 (c)
Total Banks				1,263,907
Capital Markets — 8.2%
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	90,000	89,746 (b)(c)
Credit Suisse AG AT1 Claim	—	—	200,000	0 *(d)(e)(f)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	40,000	39,805 (c)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	230,000	222,073 (c)
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	80,000	75,935 (c)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	110,000	106,099 (c)
Morgan Stanley, Senior Notes (1.512% to 7/20/26 then SOFR + 0.858%)	1.512%	7/20/27	20,000	19,013 (c)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	60,000	57,528 (c)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	100,000	99,122 (c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	280,000	276,714 (a)(c)
Total Capital Markets				986,035
Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	143,704
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	110,000	111,353
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	120,000	113,942 (a)
Total Financial Services				368,999
Insurance — 0.9%
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	90,000	70,234 (a)
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	40,000	37,879 (a)
Total Insurance				108,113
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	50,000	48,294 (a)

Total Financials				2,775,348
Health Care — 2.2%
Health Care Providers & Services — 2.2%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	48,472
Centene Corp., Senior Notes	4.625%	12/15/29	50,000	47,327
CVS Health Corp., Senior Notes	3.875%	7/20/25	130,000	129,205
HCA Inc., Senior Notes	7.690%	6/15/25	40,000	40,479

Total Health Care				265,483
Industrials — 11.7%
Aerospace & Defense — 1.8%
Boeing Co., Senior Notes	2.196%	2/4/26	160,000	155,258
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	$60,000	$60,208 (a)
Total Aerospace & Defense				215,466
Commercial Services & Supplies — 1.8%
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	40,000	40,586 (a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	180,000	179,188 (a)
Total Commercial Services & Supplies				219,774
Electrical Equipment — 0.5%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	60,000	60,574
Passenger Airlines — 5.9%
Air Canada Pass-Through Trust	4.125%	5/15/25	38,029	37,851 (a)
Air Canada Pass-Through Trust	4.750%	5/15/25	38,320	37,863 (a)
Air Canada Pass-Through Trust	10.500%	7/15/26	20,000	21,375 (a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	6,864	6,816 (a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	36,795	36,757
American Airlines Group Inc. Pass-Through Trust	3.375%	5/1/27	104,938	100,323
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	30,000	29,927 (a)
British Airways Pass-Through Trust	3.350%	6/15/29	100,760	95,041 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	55,000	54,672 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	20,000	19,739 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	180,000	177,125 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	24,000	23,971
US Airways Pass-Through Trust	4.625%	6/3/25	27,573	27,488
US Airways Pass-Through Trust	3.950%	11/15/25	31,726	31,421
Total Passenger Airlines				700,369
Trading Companies & Distributors — 1.7%
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	210,000	208,842 (a)

Total Industrials				1,405,025
Information Technology — 4.4%
Electronic Equipment, Instruments & Components — 0.3%
Vontier Corp., Senior Notes	1.800%	4/1/26	40,000	38,394
IT Services — 1.8%
Kyndryl Holdings Inc., Senior Notes	2.050%	10/15/26	60,000	57,095
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	160,000	158,570 (a)
Total IT Services				215,665
Semiconductors & Semiconductor Equipment — 1.7%
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	202,934 (a)
Software — 0.6%
Oracle Corp., Senior Notes	1.650%	3/25/26	70,000	67,518

Total Information Technology				524,511
Materials — 1.1%
Containers & Packaging — 0.1%
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	10,000	9,534 (a)
Metals & Mining — 1.0%
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	70,000	68,316
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	40,000	39,464 (a)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	$20,000	$19,666
Total Metals & Mining				127,446

Total Materials				136,980
Utilities — 6.0%
Electric Utilities — 6.0%
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	100,000	98,858 (b)(c)
Edison International, Senior Notes	4.950%	4/15/25	130,000	129,917
Enel Finance International NV, Senior Notes	7.050%	10/14/25	200,000	203,281 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	10,000	10,032 (a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	80,000	74,319 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	90,000	83,987
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	34,000	33,377 (c)
Toledo Edison Co., First Mortgage Bonds	2.650%	5/1/28	8,000	7,365 (a)
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	50,000	49,763 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	30,000	30,051 (a)

Total Utilities				720,950
Total Corporate Bonds & Notes (Cost — $9,306,839)				9,322,804
Asset-Backed Securities — 5.7%
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	6.379%	4/20/30	250,000	250,766 (a)(c)
Goodgreen, 2023-1A A	5.900%	1/17/61	212,530	206,025 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	19,363	18,042 (a)
Neuberger Berman Loan Advisers CLO Ltd., 2021-42A A (3 mo. Term SOFR + 1.362%)	6.009%	7/16/35	210,000	210,501 (a)(c)

Total Asset-Backed Securities (Cost — $690,447)				685,334
Collateralized Mortgage Obligations(g) — 2.8%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	73,729	74,370 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	30,000	31,173 (a)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.069%	10/25/43	13,284	13,353 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.069%	10/25/43	20,000	20,512 (a)(c)
GS Mortgage Securities Corp., 2023-SHIP A	4.322%	9/10/38	100,000	98,742 (a)(c)
MIC Trust, 2023-MIC A	8.437%	12/5/38	20,000	21,464 (a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	74,800	75,921 (a)

Total Collateralized Mortgage Obligations (Cost — $329,309)				335,535
U.S. Government & Agency Obligations — 0.8%
U.S. Government Obligations — 0.8%
U.S. Treasury Notes (Cost — $99,694)	3.875%	3/31/25	100,000	99,904

Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,719	3,843
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	17,919	11,992 (a)
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	9,634	6,448 (h)

Total Sovereign Bonds (Cost — $14,326)				22,283
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Senior Loans — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%) (Cost — $3,663)	8.367%	10/20/27	$3,679	$3,750 (c)(i)(j)
Total Investments before Short-Term Investments (Cost — $10,444,278)				10,469,610
			Shares
Short-Term Investments — 11.3%
BNY Mellon Cash Reserve Fund (Cost — $1,352,052)	1.050%		1,352,052	1,352,052 (k)
Total Investments — 98.7% (Cost — $11,796,330)				11,821,662
Other Assets in Excess of Liabilities — 1.3%				152,227
Total Net Assets — 100.0%				$11,973,889

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
SOFR	—	Secured Overnight Financing Rate
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	30	3/25	$6,172,310	$6,168,281	$(4,029)
U.S. Treasury 5-Year Notes	1	3/25	106,752	106,305	(447)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Short Duration Income ETF
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Ultra 10-Year Notes	3	3/25	$337,903	$333,937	$(3,966)
					(8,442)
Contracts to Sell:
U.S. Treasury 10-Year Notes	1	3/25	110,561	108,750	1,811
U.S. Treasury Long-Term Bonds	1	3/25	116,475	113,844	2,631
U.S. Treasury Ultra Long-Term Bonds	1	3/25	125,141	118,906	6,235
					10,677
Net unrealized appreciation on open futures contracts					$2,235
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 35.0%
Communication Services — 3.4%
Diversified Telecommunication Services — 0.7%
AT&T Inc., Senior Notes	2.550%	12/1/33	10,000	$8,059
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	9,693
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,767
AT&T Inc., Senior Notes	3.500%	9/15/53	20,000	13,480
AT&T Inc., Senior Notes	3.650%	9/15/59	20,000	13,260
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	49,466
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	7,000	6,031
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	20,000	15,137
Total Diversified Telecommunication Services				124,893
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	10,000	10,004
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	10,000	9,636
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	9,307
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	10,000	8,815
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	10,000	8,034
Total Entertainment				45,796
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	20,000	19,479
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	28,000	24,437 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	40,000	35,152 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	21,000	20,982
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	70,000	68,547
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	30,000	30,701
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	10,000	8,905
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	27,201
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	8,050
Comcast Corp., Senior Notes	3.969%	11/1/47	20,000	15,172
Comcast Corp., Senior Notes	2.887%	11/1/51	20,000	12,038
Comcast Corp., Senior Notes	2.937%	11/1/56	70,000	40,804
Fox Corp., Senior Notes	6.500%	10/13/33	20,000	21,086
Total Media				313,075
Wireless Telecommunication Services — 0.8%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	20,000	19,502
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	10,000	9,772
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	90,000	81,879
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	40,000	37,659
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	10,000	$9,843
Total Wireless Telecommunication Services				158,655

Total Communication Services				661,898
Consumer Discretionary — 4.4%
Automobiles — 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	20,000	16,639
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	200,000	180,297
General Motors Co., Senior Notes	6.125%	10/1/25	6,000	6,048
General Motors Co., Senior Notes	5.600%	10/15/32	20,000	20,179
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	9,460
Total Automobiles				232,623
Broadline Retail — 1.0%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	10,000	9,259
Amazon.com Inc., Senior Notes	3.875%	8/22/37	20,000	17,676
Amazon.com Inc., Senior Notes	4.050%	8/22/47	20,000	16,543
Amazon.com Inc., Senior Notes	3.100%	5/12/51	30,000	20,239
Prosus NV, Senior Notes	3.832%	2/8/51	200,000	129,430 (a)
Total Broadline Retail				193,147
Hotels, Restaurants & Leisure — 2.1%
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	20,000	17,388 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	10,000	9,979 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	10,000	9,303
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	10,000	10,140
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	8,350
McDonald’s Corp., Senior Notes	4.200%	4/1/50	20,000	15,815
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	30,000	29,981 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	20,000	21,089 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	30,000	29,950 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	186,461
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	20,000	20,130 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	30,000	29,343 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	20,000	20,842 (a)
Total Hotels, Restaurants & Leisure				408,771
Household Durables — 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	10,000	9,971
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	3.350%	4/15/50	20,000	13,956

Total Consumer Discretionary				858,468
Consumer Staples — 1.3%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	10,002
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	20,000	16,908
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	9,910
Total Beverages				36,820
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	20,000	19,382
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	10,000	$8,107
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	10,000	8,562
Mars Inc., Senior Notes	3.200%	4/1/30	20,000	18,464 (a)
Total Food Products				35,133
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	10,000	9,841
Tobacco — 0.8%
Altria Group Inc., Senior Notes	2.450%	2/4/32	10,000	8,233
Altria Group Inc., Senior Notes	6.875%	11/1/33	20,000	21,707
Altria Group Inc., Senior Notes	3.875%	9/16/46	10,000	7,256
Altria Group Inc., Senior Notes	5.950%	2/14/49	50,000	48,992
BAT Capital Corp., Senior Notes	3.557%	8/15/27	16,000	15,487
BAT Capital Corp., Senior Notes	3.734%	9/25/40	30,000	22,683
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	10,000	9,991
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	20,000	19,777
Total Tobacco				154,126

Total Consumer Staples				255,302
Energy — 5.3%
Oil, Gas & Consumable Fuels — 5.3%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	20,000	18,853
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	17,445 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	20,000	19,580
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	20,000	20,528 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	10,000	9,502 (a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	20,000	19,773 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	30,000	29,331
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	40,000	38,698
Devon Energy Corp., Senior Notes	5.000%	6/15/45	50,000	41,821
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	18,611
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	110,000	109,355 (b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	19,850
Energy Transfer LP, Senior Notes	5.250%	4/15/29	60,000	60,259
Energy Transfer LP, Senior Notes	3.750%	5/15/30	10,000	9,335
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,000	9,764
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,000	18,086
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	10,884
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	50,000	48,144
EOG Resources Inc., Senior Notes	4.950%	4/15/50	20,000	17,811
EQT Corp., Senior Notes	3.900%	10/1/27	5,000	4,865
EQT Corp., Senior Notes	5.000%	1/15/29	10,000	9,864
EQT Corp., Senior Notes	3.625%	5/15/31	40,000	35,672 (a)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	50,000	46,574
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	17,389
MPLX LP, Senior Notes	4.500%	4/15/38	20,000	17,447
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	60,000	60,627
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	$10,311
ONEOK Inc., Senior Notes	6.625%	9/1/53	10,000	10,524
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,669 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	20,000	16,984
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	10,000	8,366
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	9,898
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	80,000	77,301
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	20,000	20,510
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	20,000	20,319 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	84,477
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	20,000	22,347
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	20,000	23,631

Total Energy				1,044,405
Financials — 12.7%
Banks — 7.5%
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	40,000	34,400 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	210,000	180,559 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	110,000	108,851 (c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	20,000	19,816
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	20,000	18,400 (c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	20,000	24,705
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	50,000	41,705 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	100,000	95,520 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	20,000	19,878 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	70,000	67,679 (c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	20,000	20,096
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	245,772 (a)(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	20,000	19,831 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,000	8,438 (c)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	30,000	27,038 (c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	80,000	78,427 (c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	27,271
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	30,000	30,530 (c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	20,000	19,698
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	20,333 (c)
US Bancorp, Senior Notes	1.450%	5/12/25	20,000	19,774
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	20,000	20,455 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	10,198 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	70,000	67,926
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	$48,497
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	10,000	8,769 (c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	40,000	38,771 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	80,000	71,107 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	60,000	59,943 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,311 (c)
Total Banks				1,474,698
Capital Markets — 3.6%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	10,000	9,905
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	20,000	20,354
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,504 (c)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	30,000	29,896
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	90,000	76,111 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	20,000	19,452 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	90,000	87,618 (c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	10,000	9,234
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	70,000	69,385 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	90,000	75,452 (c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	20,000	19,475 (c)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	20,000	19,681 (c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	247,066 (a)(c)
Total Capital Markets				694,133
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	10,000	9,766
Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	200,000	191,606
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	40,000	41,140 (a)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	20,000	17,533
Total Financial Services				250,279
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.450%	3/1/34	30,000	29,968
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	19,672 (a)
Total Insurance				49,640

Total Financials				2,478,516
Health Care — 2.5%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	4.800%	3/15/29	10,000	9,995
AbbVie Inc., Senior Notes	3.200%	11/21/29	20,000	18,572
AbbVie Inc., Senior Notes	5.050%	3/15/34	20,000	19,767
AbbVie Inc., Senior Notes	4.250%	11/21/49	30,000	24,417
Total Biotechnology				72,751
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Equipment & Supplies — 0.4%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	20,000	$20,236 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	10,000	10,029 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	30,000	30,020 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	20,000	19,469 (a)
Total Health Care Equipment & Supplies				79,754
Health Care Providers & Services — 0.8%
Cigna Group, Senior Notes	4.900%	12/15/48	10,000	8,525
CVS Health Corp., Senior Notes	1.875%	2/28/31	10,000	8,065
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	16,044
CVS Health Corp., Senior Notes	5.050%	3/25/48	20,000	16,512
Elevance Health Inc., Senior Notes	4.550%	5/15/52	10,000	8,068
HCA Inc., Senior Notes	5.625%	9/1/28	10,000	10,138
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	9,086
Humana Inc., Senior Notes	3.125%	8/15/29	20,000	18,263
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	40,000	37,706
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	30,000	19,823
Total Health Care Providers & Services				152,230
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	10,000	10,067
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	20,000	19,985
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	20,000	16,174
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	10,000	9,633
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	30,000	29,092
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	20,000	18,291
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	90,000	86,559
Total Pharmaceuticals				189,801

Total Health Care				494,536
Industrials — 2.9%
Aerospace & Defense — 0.8%
Boeing Co., Senior Notes	2.196%	2/4/26	20,000	19,407
Boeing Co., Senior Notes	3.200%	3/1/29	10,000	9,221
Boeing Co., Senior Notes	3.250%	2/1/35	10,000	7,969
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	30,000	23,992
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	10,000	9,563
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	30,000	28,143
RTX Corp., Senior Notes	2.250%	7/1/30	30,000	26,102
RTX Corp., Senior Notes	6.000%	3/15/31	10,000	10,493
RTX Corp., Senior Notes	4.500%	6/1/42	20,000	17,282
RTX Corp., Senior Notes	3.030%	3/15/52	20,000	12,660
Total Aerospace & Defense				164,832
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	10,000	8,950
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	20,000	19,531
Ground Transportation — 0.2%
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,000	6,503
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ground Transportation — continued
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	$16,141
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	13,366
Total Ground Transportation				36,010
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	20,000	19,609
Passenger Airlines — 1.2%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	40,000	42,022 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	60,000	59,216 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	15,000	15,105 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	82,000	63,960 *(a)(d)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	50,000	47,580 (a)
Total Passenger Airlines				227,883
Professional Services — 0.2%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	30,000	30,497 (a)
Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	3.375%	7/1/25	10,000	9,924
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	50,000	44,708
Total Trading Companies & Distributors				54,632

Total Industrials				561,944
Information Technology — 0.9%
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	20,000	20,358 (a)
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc., Senior Notes	3.137%	11/15/35	40,000	32,684 (a)
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	5,709
Micron Technology Inc., Senior Notes	5.875%	2/9/33	20,000	20,492
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	19,865
Total Semiconductors & Semiconductor Equipment				78,750
Software — 0.4%
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	6,612
Oracle Corp., Senior Notes	1.650%	3/25/26	30,000	28,936
Oracle Corp., Senior Notes	2.875%	3/25/31	20,000	17,608
Oracle Corp., Senior Notes	3.600%	4/1/50	10,000	7,012
Oracle Corp., Senior Notes	5.375%	9/27/54	10,000	9,226
Total Software				69,394

Total Information Technology				168,502
Materials — 1.1%
Metals & Mining — 0.9%
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	10,000	9,860
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	28,071
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	20,000	19,403
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	65,000	60,785
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	49,045 (a)
Total Metals & Mining				167,164
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	50,000	$41,516

Total Materials				208,680
Utilities — 0.5%
Electric Utilities — 0.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	100,000	84,939 (a)
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	20,000	19,114

Total Utilities				104,053
Total Corporate Bonds & Notes (Cost — $7,118,675)				6,836,304
Mortgage-Backed Securities — 29.0%
FHLMC — 6.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38	26,690	24,973
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	5/1/41- 10/1/41	182,711	146,067
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	8/1/42	91,183	75,677
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47- 7/1/49	61,759	59,126
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/49	76,701	75,368
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 4/1/52	609,173	505,391
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/52	163,037	140,668
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	10/1/53	87,865	90,590
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.968%	11/1/47	46,798	47,378 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.108%	2/1/50	57,922	57,153 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.008%	11/1/48	106,751	102,889 (c)
Total FHLMC				1,325,280
FNMA — 13.9%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	100,000	99,959
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 11/1/48	120,108	109,658
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 9/1/61	483,233	422,712
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 3/1/42	142,492	124,715
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 7/1/51	562,679	464,440
Federal National Mortgage Association (FNMA)	4.500%	2/1/48- 1/1/59	54,293	51,438
Federal National Mortgage Association (FNMA)	4.000%	1/1/49	115,697	107,351
Federal National Mortgage Association (FNMA)	1.500%	6/1/51	81,604	60,490
Federal National Mortgage Association (FNMA)	6.000%	6/1/53	173,055	175,716
Federal National Mortgage Association (FNMA)	5.000%	7/1/53	86,231	84,596
Federal National Mortgage Association (FNMA)	2.000%	1/1/55	200,000	155,641 (e)
Federal National Mortgage Association (FNMA)	3.500%	1/1/55	200,000	176,915 (e)
Federal National Mortgage Association (FNMA)	4.500%	1/1/55	100,000	94,063 (e)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	1/1/55	100,000	$96,523 (e)
Federal National Mortgage Association (FNMA)	5.500%	1/1/55	300,000	296,071 (e)
Federal National Mortgage Association (FNMA)	6.000%	1/1/55	100,000	100,477 (e)
Federal National Mortgage Association (FNMA)	6.500%	1/1/55	100,000	102,078 (e)
Total FNMA				2,722,843
GNMA — 8.3%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	37,331	33,254
Government National Mortgage Association (GNMA) II	3.500%	2/20/46- 7/20/49	160,315	145,672
Government National Mortgage Association (GNMA) II	4.500%	4/20/48- 6/20/48	43,049	41,299
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 2/20/50	420,610	361,423
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	26,846	24,864
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 4/20/51	145,452	113,341
Government National Mortgage Association (GNMA) II	2.500%	3/20/51	181,613	151,863
Government National Mortgage Association (GNMA) II	6.000%	7/20/53	90,004	91,711
Government National Mortgage Association (GNMA) II	5.000%	8/20/53	89,097	87,012
Government National Mortgage Association (GNMA) II	5.500%	8/20/53- 7/20/54	188,757	189,139
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	83,658	85,944
Government National Mortgage Association (GNMA) II	4.000%	1/20/55	100,000	92,114 (e)
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	100,000	94,531 (e)
Government National Mortgage Association (GNMA) II	6.000%	1/20/55	100,000	100,672 (e)
Total GNMA				1,612,839

Total Mortgage-Backed Securities (Cost — $5,936,968)				5,660,962
Collateralized Mortgage Obligations(f) — 17.3%
BANK, 2023-BNK45 A5	5.203%	2/15/56	100,000	99,552
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	6.089%	3/15/40	100,000	100,357 (a)(c)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	6.295%	4/15/37	100,000	100,506 (a)(c)
BRAVO Residential Funding Trust, 2023-NQM1 A1	5.757%	1/25/63	77,130	77,124 (a)
BRAVO Residential Funding Trust, 2023-NQM4 A1	6.435%	5/25/63	82,719	83,349 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.369%	9/15/48	100,000	95,393 (c)
CSMC Trust, 2021-NQM6 A3	1.585%	7/25/66	151,422	125,507 (a)(c)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	100,000	102,634 (a)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	240,000	190,100 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K153 X1, IO	0.440%	12/25/32	3,199,395	101,965 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	61,366	9,134
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	73,812	12,194
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	77,251	10,293
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	82,904	12,139
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.969%	2/25/42	100,000	102,441 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	6.569%	4/25/42	51,431	52,104 (a)(c)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	10.319%	9/25/42	100,000	$111,174 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (30 Day Average SOFR + 5.114%)	9.683%	7/25/25	11,267	11,486 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	7.510%	6/25/42	67,531	69,800 (a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	70,570	11,822
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	205,069	32,405
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	154,428	26,247
GCAT Trust, 2024-INV1 1A2	5.500%	1/25/54	86,494	85,019 (a)(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	4,013,589	6,299 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	47,380	45,098 (c)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	222,586	187,819
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	67,849	9,035
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	329,066	38,756
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.166%	8/20/70	106,357	106,002 (c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	94,540	4,635 (c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	100,000	80,593
MF1 LLC Trust, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.001%	9/17/37	91,004	91,229 (a)(c)
MIC Trust, 2023-MIC A	8.437%	12/5/38	100,000	107,319 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C30 A4	2.600%	9/15/49	83,119	80,525
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	79,299	80,344 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	90,766	92,130 (a)(c)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	86,155	82,267 (a)(c)
NJ Trust, 2023-GSP A	6.481%	1/6/29	100,000	104,167 (a)(c)
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	6.038%	3/15/39	100,000	100,213 (a)(c)
OBX Trust, 2023-NQM6 A1	6.520%	7/25/63	71,766	72,530 (a)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	74,801	75,921 (a)
ONNI Commerical Mortgage Trust, 2024-APT A	5.567%	7/15/39	100,000	100,462 (a)(c)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.315%	9/17/39	97,562	98,037 (a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	5.033%	7/25/45	38,346	37,046 (c)
Wells Fargo Commercial Mortgage Trust, 2017-C38 A4	3.190%	7/15/50	97,986	94,197
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	65,597 (c)

Total Collateralized Mortgage Obligations (Cost — $3,607,828)				3,382,966
Sovereign Bonds — 9.5%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443	3,619
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,360	2,598
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	17,919	11,992 (a)
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	91,523	61,252 (g)
Total Argentina				79,461
Brazil — 1.3%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	369,000 BRL	51,708
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — continued
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,384,000 BRL	$203,298
Total Brazil				255,006
Colombia — 1.1%

Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000	223,410
Mexico — 5.5%
Mexican Bonos, Senior Notes	7.750%	11/13/42	19,530,000 MXN	721,334
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	450,000	343,017
Total Mexico				1,064,351
South Africa — 1.2%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	6,310,000 ZAR	241,143

Total Sovereign Bonds (Cost — $2,368,792)				1,863,371
Asset-Backed Securities — 5.0%
Allegany Park CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 2.050%)	6.667%	1/20/35	250,000	250,665 (a)(c)
ARES CLO Ltd., 2017-44A A1R (3 mo. Term SOFR + 1.342%)	5.998%	4/15/34	100,000	100,096 (a)(c)
LAD Auto Receivables Trust, 2024-1A C	5.640%	6/15/29	120,000	121,245 (a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	0	0 (h)
Mercury Financial Credit Card Master Trust, 2023-1A A	8.040%	9/20/27	120,000	119,989 (a)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC8 M1 (1 mo. Term SOFR + 1.029%)	5.368%	9/25/34	124,454	121,144 (c)
Nelnet Student Loan Trust, 2013-1A A (30 Day Average SOFR + 0.714%)	5.283%	6/25/41	25,470	25,321 (a)(c)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.235%	11/16/36	100,000	100,553 (a)(c)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	41,084	39,655 (a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. Term SOFR + 0.864%)	5.262%	11/15/35	55,523	55,409 (a)(c)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. Term SOFR + 1.114%)	5.512%	6/15/37	31,263	31,308 (a)(c)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	16,656	15,132

Total Asset-Backed Securities (Cost — $982,091)				980,517
U.S. Government & Agency Obligations — 2.7%
U.S. Government Obligations — 2.7%
U.S. Treasury Bonds	3.875%	2/15/43	10,000	8,827
U.S. Treasury Bonds	3.875%	5/15/43	30,000	26,413
U.S. Treasury Bonds	3.625%	8/15/43	30,000	25,422
U.S. Treasury Bonds	4.125%	8/15/44	20,000	18,106
U.S. Treasury Bonds	2.375%	5/15/51	40,000	25,163
U.S. Treasury Bonds	4.125%	8/15/53	60,000	53,457
U.S. Treasury Bonds	4.750%	11/15/53	170,000	168,233
U.S. Treasury Bonds	4.250%	2/15/54	10,000	9,126
U.S. Treasury Bonds	4.625%	5/15/54	90,000	87,472
U.S. Treasury Bonds	4.250%	8/15/54	70,000	63,940
U.S. Treasury Notes	4.000%	7/31/30	10,000	9,792
U.S. Treasury Notes	3.875%	8/15/33	10,000	9,520
U.S. Treasury Notes	4.000%	2/15/34	10,000	9,577
U.S. Treasury Notes	3.875%	8/15/34	10,000	9,459

Total U.S. Government & Agency Obligations (Cost — $559,240)				524,507
U.S. Treasury Inflation Protected Securities — 1.9%
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	100,000	97,511
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value

U.S. Treasury Notes, Inflation Indexed		1.875%	7/15/34	280,000	$273,007

Total U.S. Treasury Inflation Protected Securities (Cost — $393,910)					370,518
Non-U.S. Treasury Inflation Protected Securities — 0.2%
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes (Cost — $44,623)		3.400%	5/16/45	1,650,000 UYU	38,268
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury Long-Term Bonds Futures, Call @ $115.000 (Cost — $1,080)		1/24/25	1	1,000	828
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Euro, Put @ $1.074 (Cost — $392)	BNP Paribas SA	2/24/25	72,000	72,000	146

Total Purchased Options (Cost — $1,472)					974
Total Investments before Short-Term Investments (Cost — $21,013,599)					19,658,387
		Rate		Shares
Short-Term Investments — 3.3%
BNY Mellon Cash Reserve Fund (Cost — $642,734)		1.050%		642,734	642,734 (i)
Total Investments — 103.9% (Cost — $21,656,333)					20,301,121
Liabilities in Excess of Other Assets — (3.9)%					(756,341)
Total Net Assets — 100.0%					$19,544,780

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of December 31, 2024.
(e)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2024, the Fund held TBA securities with a total cost of $1,299,018.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(h)	Value is less than $1.
(i)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Total Return ETF
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At December 31, 2024, the Fund had the following written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
3-Month SOFR Futures, Call	6/13/25	$97.500	51	127,500	$(3,187)
3-Month SOFR Futures, Call	12/12/25	97.500	17	42,500	(3,612)
U.S. Treasury 5-Year Notes Futures, Call	2/21/25	109.000	6	6,000	(469)
U.S. Treasury 10-Year Notes Futures, Call	2/21/25	113.000	4	4,000	(438)
U.S. Treasury 10-Year Notes Futures, Put	2/21/25	108.000	4	4,000	(2,875)
U.S. Treasury Long-Term Bonds Futures, Call	1/24/25	117.000	1	1,000	(328)
U.S. Treasury Long-Term Bonds Futures, Put	1/24/25	110.000	1	1,000	(219)
Total Exchange-Traded Written Options (Premiums received — $31,826)					(11,128)

OTC Written Options
	Counterparty
U.S. Dollar/Mexican Peso, Put (Premiums received — $1,077)	Bank of America N.A.	2/6/25	19.386 MXN	99,990	99,990	$(24)
Total Written Options (Premiums received — $32,903)						$(11,152)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	23	3/26	$5,537,105	$5,523,163	$(13,942)
U.S. Treasury 5-Year Notes	95	3/25	10,165,063	10,098,945	(66,118)
U.S. Treasury Long-Term Bonds	38	3/25	4,457,121	4,326,063	(131,058)
U.S. Treasury Ultra Long-Term Bonds	5	3/25	623,548	594,531	(29,017)
					(240,135)
Contracts to Sell:
3-Month SOFR	5	3/25	1,193,798	1,195,718	(1,920)
U.S. Treasury 2-Year Notes	24	3/25	4,940,235	4,934,625	5,610
U.S. Treasury 10-Year Notes	61	3/25	6,717,138	6,633,750	83,388
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra 10-Year Notes	5	3/25	$561,624	$556,563	$5,061
					92,139
Net unrealized depreciation on open futures contracts					$(147,996)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	30,000	USD	4,845	Citibank N.A.	1/3/25	$9
BRL	110,000	USD	17,764	Citibank N.A.	1/3/25	31
BRL	220,000	USD	35,528	Citibank N.A.	1/3/25	63
BRL	330,000	USD	54,505	Citibank N.A.	1/3/25	(1,119)
USD	4,896	BRL	30,000	Citibank N.A.	1/3/25	43
USD	18,365	BRL	110,000	Citibank N.A.	1/3/25	570
USD	36,633	BRL	220,000	Citibank N.A.	1/3/25	1,042
USD	53,292	BRL	330,000	Citibank N.A.	1/3/25	(94)
BRL	109,534	USD	17,689	Goldman Sachs Group Inc.	1/3/25	31
BRL	1,153,102	USD	186,215	Goldman Sachs Group Inc.	1/3/25	328
BRL	1,262,636	USD	216,123	Goldman Sachs Group Inc.	1/3/25	(11,860)
USD	18,255	BRL	109,534	Goldman Sachs Group Inc.	1/3/25	535
USD	190,394	BRL	1,153,102	Goldman Sachs Group Inc.	1/3/25	3,851
USD	203,904	BRL	1,262,636	Goldman Sachs Group Inc.	1/3/25	(359)
ZAR	146,084	USD	8,067	BNP Paribas SA	1/15/25	(337)
USD	113,440	ZAR	1,991,500	JPMorgan Chase & Co.	1/15/25	8,056
CNH	308,094	USD	42,521	Bank of America N.A.	1/16/25	(549)
CNH	1,096,559	USD	150,854	Bank of America N.A.	1/16/25	(1,467)
EUR	10,000	USD	10,873	Bank of America N.A.	1/16/25	(511)
EUR	13,405	USD	14,194	Bank of America N.A.	1/16/25	(304)
EUR	40,000	USD	43,294	Bank of America N.A.	1/16/25	(1,847)
GBP	7,933	USD	10,114	Bank of America N.A.	1/16/25	(181)
GBP	10,000	USD	12,625	Bank of America N.A.	1/16/25	(103)
GBP	10,000	USD	12,669	Bank of America N.A.	1/16/25	(146)
GBP	20,000	USD	25,956	Bank of America N.A.	1/16/25	(911)
GBP	20,000	USD	25,906	Bank of America N.A.	1/16/25	(862)
GBP	20,000	USD	25,294	Bank of America N.A.	1/16/25	(249)
NZD	154,348	USD	94,598	Bank of America N.A.	1/16/25	(8,116)
USD	134,346	CNH	970,650	Bank of America N.A.	1/16/25	2,112
USD	221,791	CNH	1,554,464	Bank of America N.A.	1/16/25	10,022
USD	21,243	EUR	20,000	Bank of America N.A.	1/16/25	519
USD	21,824	EUR	20,000	Bank of America N.A.	1/16/25	1,101
USD	32,700	EUR	30,000	Bank of America N.A.	1/16/25	1,615
USD	308,487	EUR	279,853	Bank of America N.A.	1/16/25	18,510
USD	274,548	GBP	209,605	Bank of America N.A.	1/16/25	12,075
USD	8,081	NZD	13,762	Bank of America N.A.	1/16/25	371
CAD	10,000	USD	7,265	BNP Paribas SA	1/16/25	(307)
CAD	10,000	USD	7,280	BNP Paribas SA	1/16/25	(323)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Total Return ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	20,000	USD	14,565	BNP Paribas SA	1/16/25	$(650)
CAD	40,000	USD	29,042	BNP Paribas SA	1/16/25	(1,213)
CAD	50,000	USD	36,393	BNP Paribas SA	1/16/25	(1,606)
CHF	40,000	USD	45,404	BNP Paribas SA	1/16/25	(1,183)
MXN	51,800	USD	2,530	BNP Paribas SA	1/16/25	(46)
NOK	410,000	USD	37,460	BNP Paribas SA	1/16/25	(1,361)
USD	193,885	CAD	265,965	BNP Paribas SA	1/16/25	8,842
USD	241,190	CHF	204,467	BNP Paribas SA	1/16/25	15,149
CAD	20,000	USD	14,477	Citibank N.A.	1/16/25	(562)
CAD	30,000	USD	21,731	Citibank N.A.	1/16/25	(859)
CAD	30,000	USD	21,742	Citibank N.A.	1/16/25	(870)
CAD	30,000	USD	21,665	Citibank N.A.	1/16/25	(793)
CAD	40,000	USD	28,964	Citibank N.A.	1/16/25	(1,135)
CAD	40,000	USD	28,894	Citibank N.A.	1/16/25	(1,064)
INR	13,702,535	USD	162,328	Citibank N.A.	1/16/25	(2,546)
USD	14,086	INR	1,196,074	Citibank N.A.	1/16/25	139
CHF	10,000	USD	11,640	Goldman Sachs Group Inc.	1/16/25	(585)
CHF	10,000	USD	11,648	Goldman Sachs Group Inc.	1/16/25	(593)
CHF	10,000	USD	11,383	Goldman Sachs Group Inc.	1/16/25	(328)
CHF	10,000	USD	11,391	Goldman Sachs Group Inc.	1/16/25	(336)
CHF	10,000	USD	11,370	Goldman Sachs Group Inc.	1/16/25	(315)
CHF	20,000	USD	23,292	Goldman Sachs Group Inc.	1/16/25	(1,182)
CHF	20,000	USD	23,061	Goldman Sachs Group Inc.	1/16/25	(950)
CHF	20,000	USD	22,661	Goldman Sachs Group Inc.	1/16/25	(550)
CHF	20,000	USD	22,662	Goldman Sachs Group Inc.	1/16/25	(552)
CHF	30,000	USD	34,070	Goldman Sachs Group Inc.	1/16/25	(905)
NOK	260,000	USD	23,727	Goldman Sachs Group Inc.	1/16/25	(835)
NOK	290,000	USD	26,341	Goldman Sachs Group Inc.	1/16/25	(808)
USD	4,528	NOK	50,000	Goldman Sachs Group Inc.	1/16/25	125
USD	9,947	NOK	110,000	Goldman Sachs Group Inc.	1/16/25	262
USD	15,399	NOK	170,000	Goldman Sachs Group Inc.	1/16/25	431
USD	19,860	NOK	220,000	Goldman Sachs Group Inc.	1/16/25	490
USD	22,591	NOK	250,000	Goldman Sachs Group Inc.	1/16/25	580
AUD	30,000	USD	19,895	JPMorgan Chase & Co.	1/16/25	(1,320)
AUD	40,000	USD	26,659	JPMorgan Chase & Co.	1/16/25	(1,893)
AUD	117,218	USD	78,929	JPMorgan Chase & Co.	1/16/25	(6,351)
EUR	108,000	USD	118,691	JPMorgan Chase & Co.	1/16/25	(6,784)
JPY	6,713,400	USD	44,462	JPMorgan Chase & Co.	1/16/25	(1,661)
JPY	19,686,944	USD	134,584	JPMorgan Chase & Co.	1/16/25	(9,071)
MXN	1,023,347	USD	50,299	JPMorgan Chase & Co.	1/16/25	(1,228)
USD	10,088	AUD	15,671	JPMorgan Chase & Co.	1/16/25	385
USD	156,860	CNH	1,134,709	JPMorgan Chase & Co.	1/16/25	2,275
USD	1,148	JPY	170,000	JPMorgan Chase & Co.	1/16/25	64
USD	8,688	JPY	1,300,000	JPMorgan Chase & Co.	1/16/25	400
USD	8,764	JPY	1,310,000	JPMorgan Chase & Co.	1/16/25	413
USD	11,877	JPY	1,760,000	JPMorgan Chase & Co.	1/16/25	656
USD	12,178	JPY	1,819,914	JPMorgan Chase & Co.	1/16/25	575
USD	2,449	MXN	50,000	JPMorgan Chase & Co.	1/16/25	51
USD	7,815	MXN	160,000	JPMorgan Chase & Co.	1/16/25	143
USD	7,867	MXN	160,000	JPMorgan Chase & Co.	1/16/25	195
USD	9,827	MXN	200,000	JPMorgan Chase & Co.	1/16/25	237
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,750	MXN	240,000	JPMorgan Chase & Co.	1/16/25	$242
USD	12,694	MXN	260,000	JPMorgan Chase & Co.	1/16/25	227
USD	12,695	MXN	260,000	JPMorgan Chase & Co.	1/16/25	228
USD	15,259	MXN	310,000	JPMorgan Chase & Co.	1/16/25	394
USD	15,669	MXN	320,000	JPMorgan Chase & Co.	1/16/25	325
USD	33,997	MXN	690,000	JPMorgan Chase & Co.	1/16/25	911
USD	581,909	MXN	11,409,775	JPMorgan Chase & Co.	1/16/25	34,798
CAD	40,000	USD	29,074	Morgan Stanley & Co. Inc.	1/16/25	(1,245)
MXN	570,971	USD	27,997	Bank of America N.A.	2/10/25	(735)
Net unrealized appreciation on open forward foreign currency contracts						$47,661

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
At December 31, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	6,522,000BRL	1/2/26	BRL-CDI**	11.035%**	$(35,501)	—	$(35,501)
JPMorgan Chase & Co.	3,030,000BRL	1/2/29	BRL-CDI**	10.230%**	(65,870)	—	(65,870)
Total					$(101,371)	—	$(101,371)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$6,619,000	3/18/30	Daily SOFR Compound annually	3.650% annually	$(111,653)	$(86,513)	$(25,140)
1,583,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(13,321)	(30,334)	17,013
2,104,000	5/15/32	3.220% annually	Daily SOFR Compound annually	111,770	(6,195)	117,965
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Total Return ETF
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$78,000	5/15/48	3.150% annually	Daily SOFR Compound annually	$10,567	$8,520	$2,047
	1,544,000	3/18/55	3.510% annually	Daily SOFR Compound annually	109,324	57,016	52,308
Total	$11,928,000				$106,687	$(57,506)	$164,193

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.43 Index	$2,874,500	12/20/29	1.000% quarterly	$64,161	$65,055	$(894)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$126,000	3/6/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$3,692	—	$3,692

[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 37 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	12.150%
Daily SOFR Compound	4.490%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration Income ETF (“Short Duration Income ETF”) and Western Asset Total Return ETF (“Total Return ETF” ) ( the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the“Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

Western Asset ETFs 2024 Quarterly Report

deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
Short Duration Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$2,775,348	$0 *	$2,775,348
Other Corporate Bonds & Notes	—	6,547,456	—	6,547,456
Asset-Backed Securities	—	685,334	—	685,334
Collateralized Mortgage Obligations	—	335,535	—	335,535
U.S. Government & Agency Obligations	—	99,904	—	99,904
Sovereign Bonds	—	22,283	—	22,283
Senior Loans	—	3,750	—	3,750
Total Long-Term Investments	—	10,469,610	0 *	10,469,610
Short-Term Investments†	$1,352,052	—	—	1,352,052
Total Investments	$1,352,052	$10,469,610	$0 *	$11,821,662
Other Financial Instruments:
Futures Contracts††	$10,677	—	—	$10,677
Total	$1,362,729	$10,469,610	—	$11,832,339

Western Asset ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$8,442	—	—	$8,442

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Total Return ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$6,836,304	—	$6,836,304
Mortgage-Backed Securities	—	5,660,962	—	5,660,962
Collateralized Mortgage Obligations	—	3,382,966	—	3,382,966
Sovereign Bonds	—	1,863,371	—	1,863,371
Asset-Backed Securities	—	980,517	—	980,517
U.S. Government & Agency Obligations	—	524,507	—	524,507
U.S. Treasury Inflation Protected Securities	—	370,518	—	370,518
Non-U.S. Treasury Inflation Protected Securities	—	38,268	—	38,268
Purchased Options:
Exchange-Traded Purchased Options	$828	—	—	828
OTC Purchased Options	—	146	—	146
Total Long-Term Investments	828	19,657,559	—	19,658,387
Short-Term Investments†	642,734	—	—	642,734
Total Investments	$643,562	$19,657,559	—	$20,301,121
Other Financial Instruments:
Futures Contracts††	$94,059	—	—	$94,059
Forward Foreign Currency Contracts††	—	$129,421	—	129,421
Centrally Cleared Interest Rate Swaps††	—	189,333	—	189,333
OTC Total Return Swaps	—	3,692	—	3,692
Total Other Financial Instruments	$94,059	$322,446	—	$416,505
Total	$737,621	$19,980,005	—	$20,717,626

Western Asset ETFs 2024 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$11,128	—	—	$11,128
OTC Written Options	—	$24	—	24
Futures Contracts††	242,055	—	—	242,055
Forward Foreign Currency Contracts††	—	81,760	—	81,760
OTC Interest Rate Swaps	—	101,371	—	101,371
Centrally Cleared Interest Rate Swaps††	—	25,140	—	25,140
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	894	—	894
Total	$253,183	$209,189	—	$462,372

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset ETFs 2024 Quarterly Report